Common Shares and Warrants (Details 3) - $ / shares	12 Months Ended
	Aug. 31, 2021	May 31, 2021	Aug. 31, 2020	Aug. 31, 2019	Aug. 31, 2018
Weighted Average Remaining Contractual Life	3 years 11 months 23 days
Number of Warrants	2,447,275	3,057,464	471,608	94,177	3,286,274
Weighted Average Exercise Price	$ 8.00
Warrants 2
Weighted Average Remaining Contractual Life	1 year 2 months 4 days
Number of Warrants	7,500
Weighted Average Exercise Price	$ 24.00
Warrants 5
Weighted Average Remaining Contractual Life	2 years 7 months 13 days
Number of Warrants	200,000
Weighted Average Exercise Price	$ 7.00
Warrants 6
Weighted Average Remaining Contractual Life	4 years 4 months 17 days
Number of Warrants	1,719,828
Weighted Average Exercise Price	$ 6.58
Warrants 7
Weighted Average Remaining Contractual Life	1 month 9 days
Number of Warrants	25,000
Weighted Average Exercise Price	$ 4.20
Warrants 1
Number of Warrants	61,090
Weighted Average Exercise Price	$ 36.00
Warrants 1 | Minimum [Member]
Weighted Average Remaining Contractual Life	2 months 12 days
Warrants 1 | Maximum [Member]
Weighted Average Remaining Contractual Life	3 years 3 months
Warrants 4
Number of Warrants	116,667
Weighted Average Exercise Price	$ 9.00
Warrants 4 | Minimum [Member]
Weighted Average Remaining Contractual Life	2 years 7 months 13 days
Warrants 4 | Maximum [Member]
Weighted Average Remaining Contractual Life	3 years 6 months 14 days
Warrants 3
Number of Warrants	317,190
Weighted Average Exercise Price	$ 10.50
Warrants 3 | Minimum [Member]
Weighted Average Remaining Contractual Life	3 years 8 months 4 days
Warrants 3 | Maximum [Member]
Weighted Average Remaining Contractual Life	3 years 8 months 12 days